CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS	12 Months Ended
	Sep. 30, 2024 $ / shares	Sep. 30, 2024 CAD ($) shares	Sep. 30, 2023 $ / shares	Sep. 30, 2023 CAD ($) shares	Sep. 30, 2022 $ / shares	Sep. 30, 2022 CAD ($) shares
Expenses
Accounting and legal fees		$ 158,770		$ 169,483		$ 201,577
Investor relations and shareholder information		602,716		144,501		465,385
Office facilities and administrative services		18,047		18,000		18,002
Office expenses		25,624		20,271		15,823
Property investigation expenses		2,238		23,667		33,696
Share-based payments		336,735		0		365,300
Transfer agent, listing and filing fees		55,980		47,151		37,123
Travel		17,394		9,751		27,195
Wages, benefits and consulting fees		179,333		194,233		174,219
Operating Expenses		(1,396,837)		(627,057)		(1,338,320)
Interest income and other income		9,289		2,376		1,997
Fair value gain (loss) on marketable securities		7,500		76,985		(84,485)
Flow-through share premium recovery		54,503		4,221		28,828
Foreign exchange gain (loss)		(1,101)		128		36,486
Gain (loss) on sale of marketable securities		8,625		(30,052)		(416)
Proceeds received in excess of exploration and evaluation asset costs		3,986		133,008		341,966
Other income		0		27,000		0
Write-down of exploration and evaluation assets		(717,378)		(338,943)		(1,038,046)
Write-down of VAT receivables		0		(42,706)		0
Net Income (Loss)		(2,031,413)		(795,040)		(2,051,990)
Exchange difference arising on the translation of foreign subsidiaries		30		(22,578)		29,407
Total comprehensive loss for the year		$ (2,031,383)		$ (817,618)		$ (2,022,583)
Basic and diluted loss per common share | $ / shares	$ (0.05)		$ (0.02)		$ (0.07)
Weighted average number of common shares outstanding - basic and diluted | shares		40,645,267		31,838,036		30,524,378